Operating Leases	6 Months Ended
Jun. 30, 2025
Operating Leases [Abstract]
Operating Leases

9. Operating Leases

For the period beginning August 2017 and ending August 2022, the Operating Entity occupied office space located at Alameda Dr. Carlos D’assumpcao, Edf China Civil Plaza 235-243, 14 P, Macau based on a lease entered into between Mr. Son I Tam, our CEO, Chairman, and principal shareholder, in Mr. Tam’s individual capacity, and an unaffiliated lessor (the “Office Lease”).   The rent for the Office Lease was paid by the Operating Entity for its usage of the office space. The total commitment for the full lease term was approximately USD $155,000. The Office Lease did not provide an option for lease extension.  Upon expiration in August 2022, Mr. Tam renewed the Office Lease for a one-year period beginning August 7, 2022, and ending August 6, 2023. As of the date of this annual report, the Operating Entity continues to occupy the space and pay the rents due under the Office Lease. The Company intends to have the Operating Entity take over the Office Lease in August 2023 when the Office Lease expires. The total commitment for the entire term of the Office Lease will amount to approximately USD $43,000. In September 2023, the Operating Entity signed the Office Lease for a two-year period beginning September 7, 2023, and ending August 7, 2025. The total commitment for the entire term of the Office Lease will amount to approximately USD $87,000. The Company has utilized the bank loan interest rate as the discount rate for this transaction.

The Operating Entity has entered into a lease agreement for its warehouse comprising 3,654 square feet, which has a lease period from May 2020 to April 2027. The total commitment for the entire duration of the lease is estimated to be around $396,000. The lease agreement does not include any provisions for lease extension. The Company has utilized the bank loan interest rate as the discount rate for this transaction.

The Operating Entity has entered into a lease agreement for its equipment with a lease period ranging from January 2022 to July 2026. Total commitment for the full term of the lease will be approximately $9,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

The Operating Entity has entered into a lease agreement for its parking space with a lease period ranging from November 2022 to October 2024. On October 31, 2024, The Operating Entity renewed its parking space Lease for a two-year period beginning November 1, 2024, and ending October 31, 2026. Total commitment for the full term of the lease will be approximately $7,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

The Operating Entity has entered into a lease agreement for its housing allowance for Son I Tam, the CEO & Chairman of the Company with a lease period ranging from January 2025 to December 2026. Total commitment for the full term of the lease will be approximately $87,000. The contract does not include an option for extension or renewal. The Company uses the bank loan interest rate as the discount rate.

	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Lease Cost
Operating lease cost (included in general and administration in the Company’s consolidated statements of operations)	$73,573	$51,503

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the six months ended June 30, 2025 and 2024	$74,005	$59,106
Weighted average remaining lease term – operating leases (in years)	1.63	2.42
Weighted average discount rate – operating leases	5.30%	5.29%

After the adoption of ASC842, the operating lease right-of-use asset and the operating lease liabilities as of June 30, 2025 and December 31, 2024 are as below:

	As of June 30, 2025	As of December 31, 2024
Right-of-Use assets	$171,451	$158,091
Total operating lease assets	$171,451	$158,091

Short-term operating lease liabilities	$107,861	$85,915
Long-term operating lease liabilities	70,684	79,784
Total operating lease liabilities	$178,545	$165,699

Maturities of the Operating Entity’s lease liabilities are as follows:

Operating Leases
Years ending June 30,
2026	$114,074
2027	71,875
2028	-
2029	-
2030	-
Total lease payments	185,949
Less: Imputed interest/present value discount	7,404
Present value of lease liabilities	$178,545